SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General And Administrative
Payroll and related expenses	$ 1,205	$ 1,288	$ 1,458
Share-based payments to service providers	179	64	134
Professional services	635	673	898
Directors’ fees and insurance	172	207	326
Travel expenses	14	28	15
Rent and office maintenance	266	283	196
Other	142	134	92
Total general and administrative	$ 2,613	$ 2,677	$ 3,119